Cover	Oct. 23, 2025
Cover [Abstract]
Entity Registrant Name	ARtelligence Holdings, Inc.
Entity Central Index Key	0001389067
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 23, 2025
Entity File Number	333-141907
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-2340972
Entity Address Address Line 1	8735 Dunwoody Place
Entity Address Address Line 2	Suite 6
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30350
City Area Code	404
Local Phone Number	506-5716
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false